Investments in Related Party and Other	6 Months Ended
Jun. 30, 2025
Transactions/Investments with Related Parties [Abstract]
Investments in Related Party and Other
4.

Investments in related parties and other
a)

OceanPal Inc., or

OceanPal:

As of June

30, 2025 and

December 31, 2024,

the Company is

the
holder

of
500,000

Series

B

Preferred

Shares

and
207

Series

C

Convertible

Preferred

Shares

of
OceanPal and 3,649,474

common shares, being
49
% of OceanPal’s common stock.

Series

B

preferred

shares

entitle

the

holder

to
2,000

votes

on

all

matters

submitted

to

a

vote

of

the
stockholders of the

Company,

provided however,

that the total

number of votes

shall not exceed
34 % of
the

total

number

of

votes,

provided

further,

that

the

total

number

of

votes

entitled

to

vote,

including
common stock or any

other voting security,

would not exceed
49
% of the total

number of votes. Series B
Preferred Shares have no dividend or distribution rights.
Series

C

preferred

shares

do

not

have

voting

rights

unless

related

to

amendments

of

the

Articles

of
Incorporation that adversely alter

the preference, powers or

rights of the

Series C Preferred

Shares or to
issue

Parity

Stock

or

create

or

issue

Senior

Stock.

Series

C

preferred

shares

have

a

liquidation
preference equal to

the stated value

of $
1,000

and are convertible

into common stock

at the Company’s
option commencing upon the

first anniversary of the

issue date, at a

conversion price equal to

the lesser
of

$
6.5

and

the
10
-trading

day

trailing

VWAP

of

OceanPal’s

common

shares,

subject

to

adjustments.
Dividends on

each share

of Series

C Preferred

Shares are

cumulative and

accrue at

the rate

of
8 % per
annum. Dividends are payable in cash or, at OceanPal’s election, in kind.
As

of

June

30,

2025

and

December

31,

2024,

the

Company’s

investment

in

the

common

stock

of
O
ceanPal

amounted

to

$
6,715

and

$
4,235
,

respectively,

being

the

fair

value

of

OceanPal’s

common
shares

on

that

date,

determined through

Level

1

inputs

of

the

fair

value

hierarchy.

For

the

six

months
ended June 30, 2025 and 2024, the investment’s valuation in fair values resulted in an unrealized gain on investment of $ 2,482

and an unrealized loss on investment of $
1,351 , respectively, included in gain/(loss)
on related

party investments,

separately presented

in the

accompanying unaudited

interim consolidated
statements of income/(loss).
As

of

June

30,

2025

and December

31,

2024, the

Company’s

investment in

Series

B

preferred shares
and

Series

C

preferred

shares,

amounted

to

$
180

and

$
180
,

respectively,

included

in

investments

in
related parties in the accompanying consolidated balance sheets.

For the six

months ended June

30, 2025 and

2024, dividend income

from the Series

C preferred shares
amounted

to

$
8

and

$
8
,

respectively,

included

in

interest

and

other

income

in

the

accompanying
unaudited interim consolidated statements of income/(loss).
b)

Investments

in

equity

securities:

In

2023, the

Company

acquired

equity

securities

of

an

entity
listed

in

the

NYSE

which

were

sold

during

the

first

quarter

of

2024

and

recorded

a

loss

of

$
400 ,
presented in

gain/(loss) on

investments in

the accompanying

unaudited interim

consolidated statements
of income/(loss).
During

the

second

quarter

of

2025,

the

Company

acquired

equity

securities

of

an

entity

listed

in

the
NYSE which as of June 30, 2025 had a fair value of $ 24,353 . The equity securities were initially recorded at

cost

amounting

to

$
24,756

and

measured

subsequently

at

fair

value,

since

their

fair

values

were
readily

determinable,

determined

through

Level

1

of

the

fair

value

hierarchy.

The

securities

are
considered marketable

securities that

are available

to be

converted into

cash to

fund current

operations
and

classified

in

current

assets

in

the

accompanying consolidated

balance

sheet

as

of

June

30,

2025.
Unrealized

loss

on

the

investment

amounted

to

$
403

and

is

separately

presented

in

loss

on

equity
securities in the accompanying unaudited interim consolidated statements of income/(loss).

For

the

six

months

ended

June

30,

2025

and

2024,

dividend

income

from

the

Investment

in

equity
securities

amounted

to

$
64

and

$
0
,

respectively

and

included

in

interest

and

other

income

in

the
accompanying unaudited interim consolidated statements of income/(loss).